Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Operating Lease Cost
Our operating lease costs for the three and six months ended June 30, 2019 consist of:

		Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
Lease Cost	Classification	(in millions)
Operating lease cost	Cost of restaurant revenue	$13.7	$28.3
	Other operating expense	$0.2	$0.3
Total operating lease cost		$13.9	$28.6

Future Undiscounted Payments Under Operating Lease Arrangements Under ASC Topic 842
Future payments under operating lease arrangements accounted for under ASC Topic 842 are as follows (in millions):

2019 (remaining)	$30.7
2020	59.3
2021	53.0
2022	41.9
2023	35.1
Thereafter	137.4
Total lease payments, undiscounted	$357.4
Less: discount	96.4
Total operating lease liability as of June 30, 2019, at present value	$261.0
Less: operating lease liability as of June 30, 2019, current	43.0
Operating lease liability as of June 30, 2019, long term	$218.0

Future Payments Under Operating Lease Arrangements Under ASC Topic 840
Future payments under operating lease arrangements accounted for under ASC Topic 840 as of December 31, 2018 are as follows (in millions):

2019	$62.0
2020	57.7
2021	51.3
2022	40.7
2023	34.1
Thereafter	133.2
Total future minimum operating lease payments	$379.0